Commitments and Contingencies (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2022	Apr. 19, 2021	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Commitments and Contingencies (Details) [Line Items]
Litigation payment to plaintiff	$ 98,500
Loss contingency					$ 98,500
Accrued additional				$ 40,000
Consultancy and initialization fee		$ 220,000
Consultancy and initialization fee percentage		40.00%
Gross merchandise value rate		1.20%
Consultancy and initialization, additional commitment amount		$ 50,000
Collaboration agreement initial term descriptions			The Collaboration Agreement has an initial term of 10 years and customary termination and indemnification provisions. Simultaneously with the effectiveness of the Collaboration Agreement, JD US and Maison entered into an Intellectual Property License Agreement (the “IP Agreement”) outlining certain trademarks, logos and designs, and other intellectual property rights used in connection with the retail supermarket operations outlined in the Collaboration Agreement, which includes an initial term of 10 years and customary termination provisions.	The Collaboration Agreement has an initial term of 10 years and customary termination and indemnification provisions. Simultaneously with the effectiveness of the Collaboration Agreement, JD US and Maison entered into an Intellectual Property License Agreement (the “IP Agreement”) outlining certain trademarks, logos and designs and other intellectual property rights used in connection with the retail supermarket operations outlined in the Collaboration Agreement, which includes an initial term of 10 years and customary termination provisions.
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Consultancy and initialization fee percentage		40.00%
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Consultancy and initialization fee percentage		20.00%